Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended				12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 02, 2015	Jun. 30, 2014	Mar. 31, 2014
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000,000				100,000,000	100,000,000
Preferred stock, par value	$ 0.01				$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000				300,000,000	300,000,000
Preferred stock, shares issued	0				0	0
Preferred Stock, shares outstanding	0				0	0
Common stock, shares issued	24,166,666	4,220,945	4,464,286	17,250,000
Common stock dividends per share declared					$ 0.12	$ 0.12	$ 0.40
Common Stock, Conversion Basis					Shares of the Company’s Class A common stock are not convertible into any other shares of the Company’s capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay (or any of its affiliates or any successor to Teekay’s business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer.
Stock based compensation expense					$ 1,233,000	$ 657,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock based compensation expense					1,200,000	700,000	0
Restricted stock units vested					122,146
Market value of restricted stock units					600,000
Equity Option [Member]
Class of Stock [Line Items]
Unrecognized compensation cost related to non-vested stock options granted	100,000				100,000
Stock based compensation expense					200,000	0	0
Intrinsic value of outstanding in-the-money stock options	200,000				200,000
Intrinsic value of exercisable stock options	100,000				100,000
Weighted-average remaining life of options vested and expected to vest					9 years 2 months 12 days
Exercisable stock options with weighted-average remaining life					9 years 2 months 12 days
Exercisable stock options	152,346				152,346
Weighted-average exercise price	$ 4.10				$ 4.10
Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000				100,000,000	100,000,000
Common stock, par value	$ 0.01				$ 0.01	$ 0.01
Voting rights per share					Five votes per share
Maximum percentage of voting power					49.00%
Common stock, shares issued	16,700,000				16,700,000	12,500,000
Common stock, shares outstanding	16,700,000				16,700,000	12,500,000
Common stock conversion feature					In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.
Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	200,000,000				200,000,000	200,000,000
Common stock, par value	$ 0.01				$ 0.01	$ 0.01
Voting rights per share					One vote per share
Common stock, shares issued	95,300,000				95,300,000	71,100,000
Common stock, shares outstanding	95,300,000				95,300,000	71,100,000
Share-based compensation expense recorded in general and administrative expenses					100,000	400,000	400,000
Class A [Member] | 2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, shares reserved for issuance upon awards to be granted	4,000,000				4,000,000	1,000,000
Class A [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Common stock, shares issued					68,322
Class A [Member] | Subsequent Event [Member] | Underwriters' Option [Member]
Class of Stock [Line Items]
Common stock, shares issued								3,000,000
Officer [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					600,000
Vesting period					3 years
Restricted stock units aggregate value, granted					2,300,000
Officer [Member] | Equity Option [Member] | 2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Stock options granted during period, value									100,000
Exercise price of stock options granted									$ 4.25
Term of stock options									10 years
Vesting period									3 years
Weighted-average grant date fair value of stock options granted									$ 1.38
Expected volatility rate									46.00%
Expected life									5 years
Dividend yield									2.80%
Risk-free interest rate									1.60%
Non Management Directors [Member] | Equity Option [Member] | 2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Stock options granted during period, value										200,000
Exercise price of stock options granted										$ 4.10
Term of stock options										10 years
Weighted-average grant date fair value of stock options granted										$ 1.37
Expected volatility rate										47.70%
Expected life										5 years
Dividend yield										2.90%
Risk-free interest rate										1.60%
Non Management Directors [Member] | Class A [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					17,073	142,157	82,573
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					17,073
Subsidiaries Employees [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						400,000
Vesting period						3 years
Restricted stock units aggregate value, granted						$ 1,000,000